Income Taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Taxes
35.	Income Taxes

(a)	Income tax expense for the years ended December 31, 2018, 2019 and 2020 was as follows:

(in millions of Won)	2018		2019	2020
Current income taxes(*1)	￦	1,577,581	913,286	692,870
Deferred income tax due to temporary differences		(38,851)	164,078	(481,303)
Items recorded directly in equity		144,900	11,005	12,705

Income tax expense	￦	1,683,630	1,088,369	224,272

(*1)	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.

(b)	The income taxes credited (charged) directly to equity for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Net changes in fair value of equity investments at fair value through other comprehensive income	￦	47,423	(26,744)	26,850
Gain on disposal of treasury shares		(50)	—	—
Others		97,527	37,749	(14,145)

	￦	144,900	11,005	12,705

(c)
The following table reconciles the calculated income tax expense based on POSCO’s statutory rate (27.5%) to the actual amount of taxes recorded by the Company for the years ended December 31, 2018, 2019 and 2020.

(in millions of Won)	2018		2019	2020
Profit before income tax expense	￦	3,616,016	3,126,534	1,972,763
Income tax expense computed at statutory rate		982,287	847,017	533,875
Adjustments:
Tax credits		(32,103)	(39,709)	(90,093)
Additional income tax expense for prior years (over provisions from prior years)		44,336	(35,389)	(14,362)
Tax effect from tax audit		130,196	14,775	11,796
Investment in subsidiaries, associates and joint ventures		114,856	317,977	147,874
Tax effects due to permanent differences		64,708	(5,588)	2,591
Others(*1,2)		379,350	(10,714)	(367,409)

		701,343	241,352	(309,603)

Income tax expense	￦	1,683,630	1,088,369	224,272

Effective tax rate (%)		46.56%	34.81%	11.37%

(*1)	Includes the effect of non-deductible impairment loss related to Synthetic Natural Gas (SNG) facility for the year ended December 31, 2018.
(*2)
In connection with the impairment loss on SNG facility recognized in 2018 and business combination of Off-gas Power Station Business Sector in 2019, whether the amounts can be deductible for tax purpose depend on the occurrence of certain events within a specified number of years after the recognition of impairment or the communication of business combination. During 2020, due to the change in estimate regarding the probability of the occurrence of events pursuant to the tax regulations,
￦
328,543 million of income tax benefit was recognized.

(d)	The movements in deferred tax assets (liabilities) for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019				2020
	Beginning		Inc. (Dec.)	Ending	Beginning	Inc. (Dec.)	Ending
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	181,143	(28,007)	153,136	153,136	(5,912)	147,224
PP&E - Depreciation		9,837	12,374	22,211	22,211	10,025	32,236
Share of profit or loss of equity-accounted investees		227,594	(108,480)	119,114	119,114	100,317	219,431
Allowance for inventories valuation		10,676	(1,231)	9,445	9,445	2,097	11,542
PP&E - Revaluation		(1,789,748)	(28,713)	(1,818,461)	(1,818,461)	84,462	(1,733,999)
Prepaid expenses		17,259	(2,047)	15,212	15,212	4,619	19,831
PP&E - Impairment loss		4,613	132,713	137,326	137,326	246,177	383,503
Gain or loss on foreign currency translation		(38,010)	45,046	7,036	7,036	(58,681)	(51,645)
Defined benefit liabilities		(73,589)	(22,094)	(95,683)	(95,683)	(26,137)	(121,820)
Provision for construction losses		7,405	(102)	7,303	7,303	10,302	17,605
Provision for construction warranty		70,318	(8,517)	61,801	61,801	1,714	63,515
Accrued income		(13,094)	(17,722)	(30,816)	(30,816)	(10,360)	(41,176)
Impairment loss on AFS		75,919	36,636	112,555	112,555	(3,957)	108,598
Difference in acquisition costs of treasury shares		70,532	(1,124)	69,408	69,408	—	69,408
Others		352,355	(91,492)	260,863	260,863	128,862	389,725

		(886,790)	(82,760)	(969,550)	(969,550)	483,528	(486,022)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		156,885	(26,744)	130,141	130,141	26,850	156,991
Others		130,272	37,749	168,021	168,021	(14,145)	153,876

		287,157	11,005	298,162	298,162	12,705	310,867

Deferred tax from tax credit
Tax credit carry-forward and others		115,589	(23,750)	91,839	91,839	(19,433)	72,406
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		203,938	(68,574)	135,364	135,364	4,503	139,867

	￦	(280,106)	(164,079)	(444,185)	(444,185)	481,303	37,118

(e)	Deferred tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019				2020
	Assets		Liabilities	Net	Assets	Liabilities	Net
Deferred income tax due to temporary differences
Allowance for doubtful accounts	￦	153,136	—	153,136	147,243	(19)	147,224
PP&E - Depreciation		68,649	(46,438)	22,211	84,890	(52,654)	32,236
Share of profit or loss of equity-accounted investees		177,467	(58,353)	119,114	281,049	(61,618)	219,431
Allowance for inventories valuation		9,445	—	9,445	11,542	—	11,542
PP&E - Revaluation		—	(1,818,461)	(1,818,461)	—	(1,733,999)	(1,733,999)
Prepaid expenses		15,212	—	15,212	19,859	(28)	19,831
PP&E - Impairment loss		137,326	—	137,326	383,503	—	383,503
Gain or loss on foreign currency translation		136,360	(129,324)	7,036	101,244	(152,889)	(51,645)
Defined benefit liabilities		426,930	(522,613)	(95,683)	478,144	(599,964)	(121,820)
Provision for construction losses		7,303	—	7,303	17,605	—	17,605
Provision for construction warranty		61,801	—	61,801	63,515	—	63,515
Accrued income		—	(30,816)	(30,816)	—	(41,176)	(41,176)
Impairment loss on AFS		112,555	—	112,555	108,598	—	108,598
Difference in acquisition costs of treasury shares		69,408	—	69,408	69,408	—	69,408
Others		338,700	(77,836)	260,863	571,199	(181,474)	389,725

		1,714,292	(2,683,841)	(969,550)	2,337,799	(2,823,821)	(486,022)

Deferred income taxes recognized directly to equity
Net changes in fair value of equity investments at fair value through other comprehensive income		220,276	(90,135)	130,141	167,070	(10,079)	156,991
Others		193,384	(25,363)	168,021	177,938	(24,062)	153,876

		413,660	(115,498)	298,162	345,008	(34,141)	310,867

Deferred tax from tax credit
Tax credit carry-forward and others		91,839	—	91,839	72,406	—	72,406
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures		441,172	(305,808)	135,364	422,338	(282,471)	139,867

	￦	2,660,963	(3,105,147)	(444,185)	3,177,551	(3,140,433)	37,118

(f)
As of December 31, 2020, deductible temporary differences of
￦
7,928,964 million and taxable temporary differences of
￦
7,041,140 million (deferred tax liabilities of
￦
1,885,211 million) related to investments in subsidiaries and associates were not recognized as deferred tax assets or liabilities, because it is not probable they will reverse in the foreseeable future.

(g)	The Company recognized current tax payable or receivable at the amount expected to be paid or received that reflects uncertainty related to income taxes.